Note 31 - Other contingent assets and liabilities	6 Months Ended
Jun. 30, 2019
Other contingent assets and liabilities
Disclosure of other contingent assets and liabilities

31. Other contingent assets and liabilities

As of June 30, 2019 and December 31, 2018, there were no material contingent assets or liabilities other than those disclosed in the accompanying notes to the condensed interim consolidated financial statements.